Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation and Nature of Operations

Principles of Consolidation and Nature of Operations

Capital Bank Financial Corp (“CBF” or the “Company”; formerly known as North American Financial Holdings, Inc.) is a bank holding company incorporated in Delaware and headquartered in Florida whose business is conducted primarily through Capital Bank, National Association (“Capital Bank, NA” or the “Bank”). All significant inter-company accounts and transactions have been eliminated in consolidation. CBF had a total of 164 full service banking offices located in Florida, North Carolina, South Carolina, Tennessee and Virginia.

In September 2012, TIB Financial Corp. (“TIBB”), Green Bankshares Inc. (“GRNB”) and Capital Bank Corporation (“CBKN”), majority owned subsidiaries of the Company, merged with and into Capital Bank Financial Corp. with CBF continuing as the surviving corporation (the “Reorganization”). Upon completion of the Reorganization, the outstanding common shares held by the minority shareholders were converted into an aggregate of 3,709 shares of CBF’s Class A common stock.

The Reorganization was accounted for as a merger with CBF as the accounting acquirer (which is the surviving entity for legal purposes). As this was a common control transaction under Accounting Standard Codification (“ASC”) 805, Business Combinations, the Reorganization was accounted for as an equity transaction in accordance with ASC 810, Consolidation, as the acquisition of a noncontrolling interest. As a result, there was no adjustment to CBF’s historical cost carrying amounts of assets and liabilities reflected in the accompanying balance sheet.

On October 1, 2012, the Company completed its acquisition of Southern Community Financial Corporation, a publicly held bank holding company headquartered in Winston Salem, North Carolina. See Note 2 – Business Combinations, for further information regarding this acquisition.

The Company’s accounting and reporting policies conform to U.S. GAAP and conform to general practices within the banking industry. The following is a summary of the more significant of these policies.

Operating Segments

Operating Segments

While the chief operating decision-makers monitor the revenue streams of the various products and services, the financial service operations are considered by management to be one reportable segment. Operations are managed and financial performance is evaluated on a Company-wide basis.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

To prepare financial statements in conformity with U. S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as presented in the financial statements. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. Material estimates that are particularly susceptible to significant change include the determination of the allowance for loan losses, including estimates of expected cash flows for impaired loans, determination of fair value, determination of impairment of financial instruments, goodwill and intangible assets and the determination of deferred income tax assets and liabilities. Changes in assumptions or in market conditions could significantly affect the fair value estimates. Due to the acquisition discussed in Note 2—Business Combinations, the measurement of assets acquired and liabilities assumed at their estimated fair values represent material estimates which may be subject to change during the measurement period, if additional information available at acquisition date is identified that would materially impact the fair value measurement.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the consolidated statement of cash flows, cash and cash equivalents include cash on hand and highly-liquid items with an original maturity of three months or less including amounts due from banks, federal funds sold, and interest-bearing deposits at the FHLB and the Federal Reserve Bank of Atlanta (“FRB”). Within the investing activities section of the consolidated statement of cash flows, customer loan and deposit transactions and short term borrowings are reported on a net basis.

Marketable Equity Trading Securities

Marketable Equity Trading Securities

Marketable equity securities are recorded on a trade-date basis and are accounted for based on the securities’ quoted market prices from a national securities exchange. Those purchased with the intention of recognizing short-term profits are classified as and included in trading securities on our balance sheet. Both realized and unrealized gains and losses on trading securities are included in noninterest income.

Investment Securities and Other than Temporary Impairment

Investment Securities and Other than Temporary Impairment

Investment securities which may be sold prior to maturity are classified as Available for Sale and are carried at fair value, with unrealized gains and losses reported in Other Comprehensive Income. Other securities such as Federal Home Loan Bank stock are carried at cost and are included in Other Assets on the balance sheets. Investment securities where the Company has both the intent and ability to hold to maturity are classified as held to maturity and reported at amortized cost.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized using the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are realized on the trade date and determined using the specific identification method based on the amortized cost of the security sold.

Management regularly reviews each investment security for impairment based on criteria that include the extent to which cost exceeds fair value, the financial health of and specific prospects for the issuer(s) and our ability and intention with regard to holding the security. Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. In determining OTTI under accounting guidance, management considers many factors, including but not limited to: (1) the financial condition and near-term prospects of the issuer, (2) whether the market decline was affected by macroeconomic conditions, and (3) whether the entity has the intent to sell the debt security or more likely than not will be required to sell the debt security before its anticipated recovery. The assessment of whether an OTTI exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time. When OTTI is determined to have occurred, the amount of the impairment recognized in earnings depends on whether management intends to sell the security or it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss. If management intends to sell or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss, the impairment is required to be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If management does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the credit worthiness of the issuer is analyzed to determine if there is a credit component of the unrealized loss that would require recognition in earnings. Impairment identified through this analysis is separated into the amount representing the credit loss and the amount related to all other factors (i.e., changes in market interest rates, liquidity premiums, etc.). The amount of impairment related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the impairment related to other factors is recognized in Other Comprehensive Income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment. Future declines in the fair value of securities may result in impairment charges which may be material to the financial condition and results of operations of the Company.

Purchased Credit-Impaired Loans

Purchased Credit-Impaired Loans

When it is probable that the Company will not collect all contractual cash flows associated with acquired loans, unless specifically exempt, acquired loans are accounted for under accounting guidance for purchased credit-impaired (“PCI”) loans. Any Allowance for Loan Losses (“the Allowance”) previously associated with these loans does not carry over to the Company and is eliminated in the purchase accounting adjustments. The fair value of the PCI loans is then assigned based on the present value of estimated future cash flows including prepayments but exclusive of any loss-sharing arrangements.

The excess of the gross cash flows expected to be collected over the present value the cash flows at the acquisition date (i.e., the accretable yield) is accreted into income over the estimated remaining term of the PCI loans using the effective yield method, provided that the timing and amount of future cash flows is reasonably estimable. Accordingly, such loans are not classified as nonaccrual as the accretable yield is reported as interest income. The impact of changes in variable interest rates is recognized prospectively as adjustments to interest income.

For further discussion of the Company’s acquisitions and loan accounting, see Notes 2 and 5 to the consolidated financial statements, respectively.

Originated Loans and Acquired Non-PCI Loans

Originated Loans and Acquired Non-PCI Loans

Originated loans that management has the intent and ability to hold are reported at the principal balance outstanding, net of deferred loan fees and costs, and an allowance for loan losses. Acquired non-PCI loans are initially reported at their acquisition date fair value. Subsequently, acquired non-PCI loans are reported net of amortization or accretion of any applicable acquisition discount or premium and an allowance for loan losses. Interest income on originated and non-PCI acquired loans is reported on the interest method and includes amortization of net deferred loan fees, costs and any applicable acquisition discount or premium over the loan term. If the collectability of interest appears doubtful, the loan is classified as nonaccrual.

Nonaccrual Loans

Nonaccrual Loans

The majority of loans are placed on nonaccrual status when it is probable that principal or interest is not fully collectible, or generally when principal or interest becomes 90 days past due, whichever occurs first. Certain loans past due 90 days or more may remain on accrual status if management determines that it does not have concern over the collectability of principal and interest.

Generally, when loans are placed on nonaccrual status, accrued and unpaid interest receivable is reversed against interest income in the current period. Interest payments received thereafter are generally applied as a reduction to the remaining principal balance as long as concern exists as to the ultimate collection of the principal. Loans are generally removed from nonaccrual status when they become current as to both principal and interest and concern no longer exists as to the collectability of principal and interest. The Company’s policies related to when loans are placed on nonaccrual status conform to guidelines prescribed by bank regulatory authorities.

FDIC Indemnification Asset

FDIC Indemnification Asset

Pursuant to purchase and assumption agreements with the FDIC, the Bank has entered into loss share agreements in which the FDIC will reimburse the Company for certain amounts related to certain acquired loans and other real estate owned should the Company experience a loss. An indemnification asset is recorded at fair value at the acquisition date. The indemnification asset is recognized at the same time as the indemnified loans, and measured on the same basis, subject to collectability or contractual limitations. The indemnification asset on the acquisition date reflects the present value of future cash flows expected to be received from the FDIC using an appropriate discount rate which reflects counterparty credit risk.

Subsequent to initial recognition, the indemnification asset continues to be measured on the same basis as the related indemnified loans and is impacted by changes in estimated cash flows associated with these loans. Deterioration in expected cash flows of the loans, such that expected cash flows from the FDIC exceed the carrying amount of the related indemnification asset, are immediately recorded as an adjustment to the allowance for loan losses and would correspondingly result in an increase in the indemnification asset, with the offset recorded through the consolidated statement of income. Improvements in the cash flows of the loans would result in an adjustment to yield that is accreted into income over the remaining term of the loans and would correspondingly decrease the indemnification asset, with such decrease being amortized into income over a) the remaining term of the loans or b) the life of the shared loss agreements, whichever is shorter. Loss assumptions used in the basis of the indemnified loans are consistent with the loss assumptions used to measure the indemnification asset. Fair value accounting incorporates into the fair value of the indemnification asset an element of the time value of money, which is accreted back into income over the life of the loss sharing agreements.

Upon the determination of an incurred loss the indemnification asset will be reduced by the amount owed by the FDIC. A corresponding claim receivable is recorded until cash is received from the FDIC.

Loans Held for Sale

Loans Held for Sale

Certain residential fixed rate mortgage loans originated by the Company are immediately sold to third parties on a servicing released basis. Certain of these sales are subject to temporary recourse provisions. The recourse provisions may require the repurchase of the outstanding balance of loans which default within a limited period of time subsequent to the sale. The recourse periods vary by investor and extend up to seven months subsequent to the sale of the loan. All origination fees are recognized as income at the time of the sale. Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or market, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Allowance for Loan Losses

Allowance for Loan Losses

The Company maintains an allowance for loan losses to absorb losses incurred in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable estimated incurred losses inherent in the portfolio of loans held for investment. The allowance is increased by the provision for loan losses, which is charged against current period operating results and decreased by the amount of charge offs, net of recoveries. The Company’s methodology for assessing the appropriateness of the allowance consists of several key elements, which include the formulaic allowance and the specific allowance for impaired loans.

Management develops and documents its systematic methodology for determining the allowance for loan losses by first dividing its portfolio into segments—commercial real estate, commercial, consumer and other. The Company further divides the portfolio segments into classes and subclasses based on initial measurement attributes, risk characteristics or its method of monitoring and assessing credit risk (such as owner occupied commercial real estate which the Company believes risk characteristics and cash flows are a lined with the Commercial class).

The classes and subclasses for the Company are as follows:

Commercial real estate

•	Non-owner occupied commercial real estate

•	Other commercial construction and land

•	Multifamily commercial real estate

•	1-4 family residential construction and land

Commercial

•	Owner occupied commercial real estate

•	Commercial and industrial

Consumer

•	1-4 family residential

•	HELOC

•	Junior lien

•	Other consumer loans

•	Indirect auto

Other

•	Farmland

•	Agriculture

•	All other loans

Other than for purchased credit-impaired loans, the allowance for loan losses is calculated by applying loss factors to outstanding loans. It is the Company’s policy to use loss factors based on historical loss experience which may be adjusted for significant factors that, in management’s judgment, affect the collectability of the portfolio as of the evaluation date. The Company has limited historical loss experience on newly originated loans and the historical loss information available relating to the portfolios of acquired loans are considered by management to be irrelevant to newly originated loans due to differences in underwriting criteria and loan type. Accordingly, the Company currently is utilizing loss rates from a peer group of comparable banks based on size, portfolio type and geography in the year ended 2012 and FDIC industry loss rates as the Bank developed relevant historical loss information in the years ended 2011 and 2010, as the basis for determining loss factors to apply to any outstanding loans. The Company derives the loss factors for all segments from pooled loan loss factors. Such pooled loan loss factors (for loans not individually graded) are based on expected net charge off ranges. Loan loss factors, which are used in determining the allowance, are adjusted quarterly primarily based upon the changes in the level of historical net charge offs and parameter updates by management. Management estimates probable incurred losses in the portfolio based on a historical loss look-back period. The look-back period is representative of management’s consideration of relevant historical loss experience.

Furthermore, based on management’s judgment, the Company’s methodology permits adjustments to any loss factor used in the computation of the allowance for significant factors, which affect the collectability of the portfolio as of the evaluation date, but are not reflected in the loss factors. By assessing the probable estimated incurred losses in the loan portfolio on a quarterly basis, management is able to adjust specific and inherent loss estimates based upon the most recent information that has become available. This includes changing the number of periods that are included in the calculation of the loss factors and adjusting qualitative factors to be representative of the current economic cycle impacting the portfolio.

Generally the Company individually evaluates nonaccrual loans with a recorded value greater then $500 for impairment. Residential mortgage and consumer loans are not individually evaluated for impairment unless they become delinquent and exceed $500 in recorded investment or represent troubled debt restructurings. Loans are considered impaired when the individual evaluation of current information regarding the borrower’s financial condition, loan collateral, and cash flows indicates that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement, including interest payments. Impaired loans are carried at the lower of the recorded investment in the loan, the present value of expected future cash flows discounted at the loan’s effective rate, the loan’s observable market price, or the fair value of the collateral, if the loan is collateral dependent. Excluded from the impairment analysis are large groups of smaller balance homogeneous loans such as consumer, home equity line, indirect auto and residential mortgage loans, which are evaluated on a pool basis.

Significant risk characteristics considered in estimating the allowance for credit losses include the following:

•	Commercial and agricultural—industry specific economic trends and individual borrower financial condition;

•	Construction and vacant land, farmland and commercial mortgage loans—type of property (i.e., residential, commercial, industrial) and geographic concentrations and risks and individual borrower financial condition; and

•	Residential mortgage, indirect auto and consumer—historical charge-offs and current trends in borrower’s credit, property collateral, and loan characteristics.

Loans are charged off in whole or in part when they are considered to be uncollectible. For commercial and agricultural, construction and vacant land and commercial mortgage loans, they are generally considered uncollectible based on an evaluation of borrower financial condition as well as the value of any collateral. For residential mortgage and consumer loans, this is generally based on past due status as discussed above, as well as an evaluation of borrower creditworthiness and the value of any collateral. Recoveries of amounts previously charged off are recorded as an increase in the allowance for loan losses.

Management made the following enhancements to the methodology during 2012, which did not have a material effect on the allowance:

•	Narrowed historical credit loss experience data to a peer group of similar financial institutions; previously credit loss experience data for all FDIC banks was utilized. This refinement was made to reflect the trends that are occurring in similar financial institutions.

•	Increased historical credit loss look-back period. The Company began extending its look-back period to reflect a trailing five year business cycle by prospectively adding an additional quarter of data until a five year period is included, the Company is currently using two and half years of data.

•	Inclusion of additional qualitative factors. The Company has incorporated the following factors into its qualitative analysis: i) changes in the nature and product mix of the portfolio; ii) credit loan review coverage and associated findings; and iii) macroeconomic collateral value trends.

Premises and Equipment

Premises and Equipment

Land is carried on the balance sheet at its cost. Premises and equipment are reported at cost less accumulated depreciation. For financial reporting purposes, premises and equipment are depreciated using the straight-line method over their estimated useful lives. Expenditures for maintenance and repairs are charged to operations as incurred, while major renewals and betterments are capitalized. For Federal income tax reporting purposes, depreciation is computed using primarily accelerated methods.

Operating Leases

Operating Leases

Rent expense for the Company’s operating leases is recorded on a straight-line basis over the initial lease term and those renewal periods that are reasonably assured. It is common for lease agreements to contain various provisions for items such as step rent or other escalation clauses and lease concessions, which may offer a period of no rent payment. These types of items are recorded into expense on a straight line basis over the minimum lease terms. Certain leases require the Company to pay property taxes, insurance and routine maintenance.

Foreclosed Assets

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosure or repossession are generally held for sale and are initially recorded at fair value less cost to sell when acquired, establishing a new cost basis. If fair value subsequently declines below the initial recorded value, a valuation allowance is recorded through expense so that the asset is reported at the lower of cost or fair value less cost to sell. If fair value subsequently increases, a reduction of any previous valuation allowance is recorded, which is limited to total amount of the valuation allowance. Costs incurred after acquisition are generally expensed.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill and other intangible assets (including core deposit base premiums, customer relationship intangibles, and mortgage servicing rights) arising from business purchase combinations are initially recorded at fair value. Goodwill and other intangible assets with indefinite useful lives are not amortized and are tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Other intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values and tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Other intangible assets are considered to be impaired if the undiscounted cash flows from its associated asset group are less than their recorded net book value; if impairment is determined to exist, the asset must be written down to its fair value based upon discounted cash flows in the period in which impairment is determined to exist. Factors considered in the impairment evaluation include but are not limited to fair market value, general market conditions and projections of future operating results.

In addition, after evaluating the Company’s structure and components, it has been determined that the Company consists of one reporting unit.

Loan Commitments and Related Financial Instruments

Loan Commitments and Related Financial Instruments

Loan Commitments and Related Financial instruments include off-balance sheet credit instruments such as commitments to make loans and letters of credit issued to meet customer financing needs. The face amount for these items represents the exposure to loss before considering customer collateral or ability to repay. Such financial instruments are recorded on the balance sheet when they are funded.

Company Owned Life Insurance

Company Owned Life Insurance

The Company owns life insurance policies on certain current and former directors and employees of its subsidiaries. These policies are recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement, if applicable.

Derivative Instruments

Derivative Instruments

The Company has stand-alone derivative financial instruments which it acquired in its’ purchase of Southern Community, primarily in the form of interest rate swaps, foreign exchange contracts, option agreements, and interest rate caps. These transactions involve both credit and market risk.

The Company does not enter into derivative financial instruments for speculative purposes. All derivatives held are not designated as hedging instruments or otherwise qualify for hedge accounting treatment and all changes in fair value are recognized in non-interest income during the period of change. The $28 net cash settlement on these derivatives is included in non-interest income.

The Company is exposed to credit-related losses in the event of nonperformance by the counterparties to these agreements. The Company controls the credit risk of its financial contracts through credit approvals, limits and monitoring procedures and agreements that specify collateral levels to be maintained by the Company and the counterparties. These collateral levels are based on the credit rating of the counterparties.

The Company currently has derivative instrument contracts which are recorded in other assets and other liabilities on the Company’s balance sheet, consisting of the following:

	December 31, 2012		December 31, 2011
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(Amounts in thousands)
Fair Value of Derivatives
IR Swaps associated with certificates of deposits (matures within 28 years)	$70	$25,000	$—	$—
IR cap contracts (matures within 2 years)	—	12,500	—	—
IR Swaps associated with loan contracts (matures within 2 years)	—	2,366	—	—
Currency exchange contracts (matures within 1 year)	(214)	10,000	—	—
Forward sales loan contracts (matures within 1 year)	—	10,858	—	10,739

	$(144)	$60,724	$—	$10,739

The primary objective for each of these contracts is to minimize risk, interest rate risk being the primary risk for the interest rate caps and swaps; while foreign exchange risk is the primary risk for the foreign exchange contracts. The interest rate on the underlying $10,000 certificates of deposit is based on a proprietary index (Barclays Intelligent Carry Index USD ER) managed by the counterparty (Barclays Bank). The currency swaps are also based on this proprietary index. Note 19 contains additional information regarding derivative financial instruments. The forward sales loan contracts represent a de minimis value for the years ended December 31, 2011 and 2012.

Income Taxes

Income Taxes

Income tax expense (or benefit) is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred income tax assets and liabilities are determined using the liability or balance sheet method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

A valuation allowance related to the deferred tax asset is required when it is considered more likely than not that all or part of the benefit related to such assets will not be realized. As of December 31, 2012 and 2011, management considered the need for a valuation allowance and based upon its assessment of the evidence available at the time of the analysis, concluded that a valuation allowance was not necessary.

Earnings Per Common Share

Earnings Per Common Share

Basic earnings per share is net income attributable to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per share includes the dilutive effect of additional potential common shares issuable under stock options and unvested restricted shares computed using the treasury stock method. Earnings per share have been computed based on the following periods:

	2012	2011	2010
Weighted average number of common shares outstanding:
Basic	47,779	45,122	38,206
Dilutive effect of options outstanding	—	—	—
Dilutive effect of restricted shares	558	262	—

Diluted	48,337	45,384	38,206

The dilutive effect of stock options and unvested restricted shares are the only common stock equivalents for purposes of calculating diluted earnings per common share.

Weighted average anti-dilutive stock options and unvested restricted shares excluded from the computation of diluted earnings per share are as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Anti-dilutive stock options	2,850	1,783	—
Anti-dilutive restricted shares	—	—	—

Comprehensive Income

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase

Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized lending and borrowing transactions, respectively, and are recorded at the amounts at which the securities were acquired or sold plus accrued interest. The fair value of collateral either received from or provided to a third party to secure these transactions is regularly monitored and additional collateral is obtained, provided or requested to be returned as appropriate.

Loss Contingencies, Contingent Value Rights and Loss Share True-up Liabilities

Loss Contingencies, Contingent Value Rights and Loss Share True-up Liabilities

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are currently any such matters that will have a material effect on the financial statements. Current contingent value rights and FDIC loss clawback liabilities are periodically remeasured, with any changes in measurement accounted for as non-interest expense. The balance at December 31, 2012 and December 31, 2011 for the contingent value rights was $12,855 and $520, respectively. The balance at December 31, 2012 and Decemer 31, 2011 for the clawback liability was $1,086 and $1,090 respectively.

Related Party Transaction

Related Party Transaction

Certain of the directors and executive officers of Capital Bank, NA, members of their immediate families and entities with which they are associated are customers of and borrowers from the Bank. As of December 31, 2012, total loans outstanding to directors and executive officers of the Bank, and their associates as a group, equaled approximately $16,885. All outstanding loans and commitments included in such transactions were made in the ordinary course of business, on substantially the same terms, including interest rates and collateral, as those prevailing at the time in comparable transactions with persons not related to the Bank, and did not involve more than the normal risk of collectability or present other unfavorable features.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 19—Fair Value. Fair value estimates include uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2013-02, “ Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income .” This update requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. The Company is required to adopt this update prospectively for the quarter ending March 31, 2013. The update may result in revised disclosures in the Company’s financial statements but will not have an impact on the Company’s consolidated financial position, results of operations or cash flows.

In October 2012, the FASB issued ASU No. 2012-06, Business Combinations: Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution. This ASU addresses the diversity in practice about how to interpret the terms on the same basis and contractual limitations when subsequently measuring an indemnification asset recognized in a government-assisted (Federal Deposit Insurance Corporation or National Credit Union Administration) acquisition of a financial institution that includes a loss-sharing agreement (indemnification agreement). For public and nonpublic entities, the amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after the date of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. We expect that the adoption of the update will not have a material impact on the Company’s consolidated financial condition or results of operations.

In July 2012, the FASB issued ASU No. 2012-02, Topic 350—Intangibles Goodwill and Other (“ASU 2012-02”), which amends Topic 350 to allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. An entity would not be required to determine the fair value of the indefinite-lived intangible unless the entity determines, based on the qualitative assessment, that it is more likely than not that its fair value is less than the carrying value. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 and early adoption is permitted. The adoption did not have a material impact on our consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU 2011-11, “ Disclosures about Offsetting Assets and Liabilities .” This update requires entities to disclose both gross information and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of this update includes derivatives, sale and repurchase agreements and reverse sale and repurchase agreements and securities borrowing and lending arrangements. The Company is required to adopt this update retrospectively for periods beginning after January 1, 2013. Management does not anticipate that adoption will have a material impact on the Company’s consolidated financial position, results of operations or cash flows. ASU 2013-01 clarifies certain of the provisions of ASU 2011-11.